Subordinated loans - Schedule of subordinated loans by group companies (Details) - Subordinated loans - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Opening balance as at 1 January	€ 17,878	€ 15,401
Changes in liabilities arising from financing activities [abstract]
Additions	1,232	4,603
Redemptions / Disposals	(1,818)	(2,931)
Amortisation	11	28
Other	(7)	24
Changes in unrealised revaluations	270	188
Foreign exchange movement	(1,000)	565
Closing balance	€ 16,566	€ 17,878